Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Goodwill Assets
Presented in the table below are the changes in the
carrying
value of goodwill for the years ended December 31, 2025 and 2024:

	Regulated Businesses		Other		Consolidated
	Cost	Accumulated Impairment	Cost	Accumulated Impairment	Cost	Accumulated Impairment	Total Net
Balance as of January 1, 2024	$3,470	$(2,332)	$113	$(108)	$3,583	$(2,440)	$1,143
Goodwill from acquisitions	1	—	—	—	1	—	1

Balance as of December 31, 2024	$3,471	$(2,332)	$113	$(108)	$3,584	$(2,440)	$1,144

Goodwill from acquisitions	12	—	—	—	12	—	12

Balance as of December 31, 2025	$3,483	$(2,332)	$113	$(108)	$3,596	$(2,440)	$1,156